Finance Expenses, Net - Summary of Finance Expenses, Net (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Banking and Thrift, Interest [Abstract]
Bank fees and interest	$ (1,875)	$ 80	$ 257,728	$ 518	$ 7,362	$ 1,704
Exchange differences	9,208	7,657	(16,971)	(1,851)	(1,299)	117,319
Financial expenses, net	$ 7,333	$ 7,647	$ 240,757	$ (1,333)	$ 6,063	$ 119,023